UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-22172

Exact name of registrant
  as specified in charger:                World Funds Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004

Registrant's telephone number,
      including area code:                (800) 527-9525

Date of fiscal year end:                  July 31st

Date of reporting period:                 January 31st


Item #1.  Reports to Stockholders.

CONTENTS:

Commonwealth Small Cap Fund;
Frantzen Growth and Income Fund;
Frantzen Large Cap Growth Fund; and
Frantzen Small Cap Growth Fund

COMMONWEALTH SMALL CAP FUND

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2008 and held for period ended January 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value      October 1, 2008 through
                                                        October 1, 2008             January 31, 2009           January 31, 2009


Actual                                                             $ 1,000.00                   $ 653.00                     $ 4.15
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,017.55                     $ 5.07


* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 123 days in the most recent fiscal half year divided by 365 days in the current year.


                          COMMONWEALTH SMALL CAP FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                             AS OF JANUARY 31, 2009
                                  (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Building/Construction                   2.45%
Computers/Sofware/Services              12.43%
Consumer Products                       2.27%
Electronics                             2.88%
Engineering                             4.69%
Financials                              16.23%
Healthcare/Drugs                        11.13%
Human Resources                         2.47%
Manufacturing                           12.89%
Oil                                     13.87%
Retail                                  1.23%
Semi-Conductor                          9.34%
Transportation                          3.30%

               Schedule of InvestmentsCOMMONWEALTH SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2009
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             95.17%

                BUILDING /CONSTRUCTION:                                                                     2.45%
     675        Simpson Manufacturing Co., Inc.                                                                            $ 13,547
                                                                                                                     --------------

                COMPUTERS/SOFTWARE/SERVICES:                                                               12.43%
    3,700       3D Systems Corp.*                                                                                            22,200
     950        Epiq Systems, Inc.*                                                                                          16,834
    1,075       MICROS Systems, Inc.*                                                                                        15,480
    1,100       Perot Systems Corp.*                                                                                         14,289
                                                                                                                     --------------
                                                                                                                             68,803
                                                                                                                     --------------

                CONSUMER PRODUCTS:                                                                          2.27%
     500        WD-40 Company                                                                                                12,535
                                                                                                                     --------------

                ELECTRONICS:                                                                                2.88%
    1,900       Gentex Corp.                                                                                                 15,941
                                                                                                                     --------------

                ENGINEERING:                                                                                4.69%
    2,500       McDermott International, Inc.*                                                                               25,925
                                                                                                                     --------------

                FINANCIALS:                                                                                16.23%
     525        Federated Investors, Inc. Class B                                                                            10,248
    1,300       Montpelier RE Holdings Ltd.                                                                                  18,382
    3,000       Ocwen Financial Corp.*                                                                                       26,700
    2,125       TNS, Inc.*                                                                                                   17,574
    1,300       Whitney Holding Corp.                                                                                        16,887
                                                                                                                     --------------
                                                                                                                             89,791
                                                                                                                     --------------

                HEALTHCARE/DRUGS:                                                                          11.13%
    2,600       Home Diagnostics, Inc.*                                                                                      18,148
    1,125       Luminex Corp.*                                                                                               22,916
     700        Perrigo Company                                                                                              20,545
                                                                                                                     --------------
                                                                                                                             61,609
                                                                                                                     --------------

                HUMAN RESOURCES:                                                                            2.47%
     900        Heidrick  Struggles International, Inc.                                                                      13,680
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                MANUFACTURING:                                                                             12.89%
    2,225       Callaway Golf Company                                                                                      $ 16,932
    1,900       Cognex Corp.                                                                                                 24,814
     500        Kaydon Corp.                                                                                                 13,600
    1,350       Terex Corp.*                                                                                                 15,984
                                                                                                                     --------------
                                                                                                                             71,330
                                                                                                                     --------------

                OIL:                                                                                       13.87%
     900        Arena Resources, Inc.*                                                                                       21,924
     500        Goodrich Petroleum Corp.*                                                                                    14,450
    1,600       Gulf Island Fabrication, Inc.*                                                                               20,144
    1,300       Superior Energy Services, Inc.*                                                                              20,254
                                                                                                                     --------------
                                                                                                                             76,772
                                                                                                                     --------------

                RETAIL:                                                                                     1.22%
     600        Ethan Allen Interiors, Inc.                                                                                   6,834
                                                                                                                     --------------

                SEMI-CONDUCTOR:                                                                             9.34%
    2,425       Advanced Energy Industries, Inc.*                                                                            21,777
    1,500       Cree, Inc.*                                                                                                  29,895
                                                                                                                     --------------
                                                                                                                             51,672
                                                                                                                     --------------

                TRANSPORTATION:                                                                             3.30%
     900        Forward Air Corp.                                                                                            18,234
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $697,013)                                                                           95.17%           526,673
                Other assets, net of liabilities                                                            4.83%            26,708
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%         $ 553,381

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).


See Notes to Financial Statements


COMMONWEALTH SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $697,013) (Note 1)                                                             $ 526,673
  Cash                                                                                                                       32,370
  Interest receivable                                                                                                             3
  Prepaid expenses                                                                                                            5,954
                                                                                                                     --------------
TOTAL ASSETS                                                                                                                565,000
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                           10,794
  Accrued director fees                                                                                                         694
  Accrued miscellaneous                                                                                                         131
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                            11,619
                                                                                                                     --------------

NET ASSETS                                                                                                                $ 553,381
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 84,713 $0.01 par value shares of beneficial interest outstanding                          $ 772,000
  Accumulated net investment income (loss)                                                                                    (444)
  Accumulated net realized gain (loss) on investments                                                                      (47,835)
  Net unrealized appreciation (depreciation) of investments                                                               (170,340)
                                                                                                                     --------------
                                                                                                                          $ 553,381
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS I
($553,381 / 84,713 shares outstanding;)                                                                                      $ 6.53
                                                                                                                     ==============


See Notes to Financial Statements

COMMONWEALTH SMALL CAP FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD OCTOBER 1, 2008 THROUGH JANUARY 31, 2009*(UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                  $ 2,016
  Interest                                                                                                                       20
                                                                                                                     --------------
Total investment income                                                                                                       2,036
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                         1,831
  Recordkeeping and administrative services (Note 2)                                                                         14,153
  Accounting fees (Note 2)                                                                                                    6,739
  Custodian fees                                                                                                                400
  Transfer agent fees (Note 2)                                                                                                6,225
  Directors fees                                                                                                              2,549
  Compliance fees                                                                                                               500
  Shareholder servicing and reports (Note 2)                                                                                    312
  Other                                                                                                                       2,414
                                                                                                                     --------------
Total expenses                                                                                                               35,123
Fee waivers and reimbursed expenses (Note 2)                                                                               (32,643)
                                                                                                                     --------------
Net expenses                                                                                                                  2,480
                                                                                                                     --------------
Net investment income (loss)                                                                                                  (444)
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                    (47,835)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                          (170,340)
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                    (218,175)
                                                                                                                     --------------

                                                                                                                        $ (218,619)
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============
* Commencement of operations was October 1, 2008.


See Notes to Financial Statements

COMMONWEALTH SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period October 1, 2008 through January 31, 2009* (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                              $ (444)
  Net realized gain (loss) on investments                                                                                  (47,835)
  Change in net unrealized appreciation (depreciation) on investments                                                     (170,340)
                                                                                                                  -----------------
  Increase (decrease) in net assets from operations                                                                       (218,619)
                                                                                                                  -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
Class I                                                                                                                     772,000
                                                                                                                  -----------------
  Increase (decrease) in net assets from capital share transactions                                                         772,000
                                                                                                                  -----------------

NET ASSETS
  Increase (decrease) during period                                                                                         553,381
  Beginning of period                                                                                                             -
                                                                                                                  -----------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $(444))                                              $ 553,381
                                                                                                                  =================
* Commencement of operations was October 1, 2008.


See Notes to Financial Statements


COMMONWEALTH SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CLASS I SHARES
                                                                                                                  -----------------
                                                                                                                  PERIOD OCTOBER 1,
                                                                                                                   2008 TO JANUARY
                                                                                                                      31, 2009*
                                                                                                                     (UNAUDITED)
                                                                                                                  -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $ 10.00
                                                                                                                   -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                          (0.01)
  Net realized and unrealized gain (loss) on investments                                                                (3.46)
                                                                                                                   -----------
                                                                                                                        (3.47)
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                 -----------

NET ASSET VALUE, END OF PERIOD                                                                                          $ 6.53
                                                                                                                   ===========

TOTAL RETURN                                                                                                          (34.70%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses, net(B)                                                                                                       1.49%**
  Net investment income (loss)                                                                                         (0.30%)**
Portfolio turnover rate                                                                                                 15.97%
Net assets, end of period (000's)                                                                                        $ 553
*Commencement of operations was October 1, 2008.
**Annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 19.61% for the period ended January 31, 2009.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

COMMONWEALTH SMALL CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2009 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Commonwealth Small Cap Fund (the "Fund") is a series of the World Funds Trust ("WFT") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established September 30, 2008 as a series of WFT. The Fund currently offers Class I shares.

     The Fund seeks to achieve capital appreciation by investing primarily in a diversified portfolio consisting of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $200 million and $2 billion ("small-cap companies") at the time of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchange, or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The following is a summary of the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                    $ 526,673
Level 2- Other Significant Observable Inputs                                                                                      -
Level 3- Significant Unobservable Inputs                                                                                          -
                                                                                                           ------------------------
Total                                                                                                                     $ 526,673
                                                                                                           ========================


     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on October 1, 2008. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period October 1, 2008 through January 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications at January 31, 2009.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains and losses, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.10% of average daily net assets. CCM has entered into a sub-advisory agreement with Investment Management of Virginia, LLC ("IMV"). CCM oversees IMV to ensure it complies with the investment policies and guidelines of the Fund, and monitors IMV's adherence to its investment style. In addition, the Advisor periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the Sub-Advisory Agreement, IMV is responsible for the day-to-day decision making with respect to the Fund's investment program. IMV, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, IMV is entitled to receive a sub-advisory fee at an annual rate of 0.50%of the investment advisory fees received by CCM. IMV's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the period ended January 31, 2009, CCM earned and waived $1,831 in advisory fees and reimbursed expenses of $30,812.

     In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.49% of Class I shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2009 was $32,643 and expires in 2012.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended January 31, 2009, FDCC received no commissions from the sale of Fund shares.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $14,153 for its services for the period ended January 31, 2009.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $6,225 for its services for the period ended January 31, 2009.
     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $6,739 for its services for the period ended January 31, 2009.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended January 31, 2009, were $824,458 and $79,610, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended January 31, 2009, there were no distributions.

NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                                                            CLASS I SHARES
                                                                                                             PERIOD ENDED
                                                                                                           JANUARY 31, 2009*
                                                                                                              (UNAUDITED)
                                                                                                    -------------------------------
                                                                                                             SHARES           VALUE
                                                                                                     --------------  --------------

Shares sold                                                                                                  84,713       $ 772,000
Shares reinvested                                                                                                 -               -
Shares redeemed                                                                                                   -               -
                                                                                                     --------------  --------------
Net increase (decrease)                                                                                      84,713       $ 772,000
                                                                                                     ==============  ==============


     * Commencement of operations wasOctober 1, 2008.

COMMONWEALTH SMALL CAP FUND
WORLD FUNDS TRUST (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec. gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Trustees of the Trust (the "Board") held on July 30, 2008 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved: (i) an investment advisory agreement ("Advisory Agreement") between the Trust, on behalf of the Fund, and Commonwealth Capital Management, LLC ("CCM"), for its initial term; and (ii) an investment sub-advisory agreement ("Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Agreements") between CCM and Investment Management of Virginia, LLC ("IMVA"), for its initial term.
Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Agreements for initial two-year terms. Each Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold a meeting each year to decide whether to renew each Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from CCM and IMVA, including written materials provided by CCM and IMVA regarding: (i) the nature, extent and quality of the services to be provided by CCM and IMVA; and (ii) the costs of the services to be provided by CCM, as discussed in further detail below. The Trustees used this information, as well as other information that CCM, IMVA and other service providers of the Fund may have submitted to the Board, to help them decide whether to approve each Agreement for an initial two-year term. In approving the Agreements, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by CCM and IMVA

The Board reviewed the services to be provided to the Fund by CCM and IMVA, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process employed by IMVA in managing the Fund. Additionally, a representative from CCM joined the Meeting and provided the Board with a presentation regarding, among other things, CCM's and IMVA's financial condition, profitability and ownership structure. The Board considered and discussed, among other things, CCM's and IMVA's history and processes, as well as CCM's and IMVA's personnel and investment approach. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by CCM and IMVA.
Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Fund to CCM and the profitability of CCM. In reviewing the proposed advisory fee, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fee to be received by CCM was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's expected asset level.

Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fee appropriately reflects the Fund's expected size, CCM's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee level under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that the fee level under the Advisory Agreement could be revisited if economies of scale materialized.
Other Considerations

The Board also determined that CCM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by CCM's expense limitation and fee waiver arrangement with the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that CCM's and IMVA's fees are reasonable in light of the services that they will provide to the Fund; and (c) agreed to approve the Agreements for initial terms of two years.

INVESTMENT ADVISER:

Investment Management of Virginia, LLC
919 East Main Street, 16th Floor
Richmond, Virginia 23219

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Commonwealth Small Cap Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                          COMMONWEALTH SMALL CAP FUND

                       A series of The World Funds Trust
                         A "Series" Investment Company


      FOR THE PERIOD OCTOBER 1, 2008 THROUGH JANUARY 31, 2009 (UNAUDITED)

FRANTZEN GROWTH AND INCOME FUND

FUND EXPENSES

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within two years of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 29, 2008 for Class A and Class C and December 22, 2008 for Class I, and held for the period ended January 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these tranactional costs were included, your costs would have been higher.


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                                                                               DECEMBER 29, 2008
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        THROUGH JANUARY 31,
CLASS A SHARES                                         DECEMBER 29, 2008            JANUARY 31, 2009                 2009


Actual                                                             $ 1,000.00                   $ 956.56                     $ 1.40
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,017.30                     $ 1.45



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                                                                               DECEMBER 29, 2008
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        THROUGH JANUARY 31,
CLASS C SHARES                                         DECEMBER 29, 2008            JANUARY 31, 2009                 2009


Actual                                                             $ 1,000.00                   $ 953.60                     $ 2.08
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,013.55                     $ 2.15



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                                                                               DECEMBER 22, 2008
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        THROUGH JANUARY 31,
CLASS I SHARES                                         DECEMBER 22, 2008            JANUARY 31, 2009                 2009


Actual                                                             $ 1,000.00                   $ 992.00                     $ 1.44
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,018.55                     $ 1.46


* - Expenses are equal to the Fund's annualized expense ratio of 1.54% for Class A, 2.29% for Class C and 1.29% for Class I shares multiplied by the average account value for the period, multiplied by the number of days in the most recent fiscal half year (34 days for Class A and Class C shares and 41 days for Class I shares) divided by 365 days in the current year.


                        FRANTZEN GROWTH AND INCOME FUND
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                             AS OF JANUARY 31, 2009
                                  (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Chemicals                       1.29%
Electric                        13.88%
Energy                          8.53%
Entertainment                   1.50%
Financials                      16.63%
Healthcare/Drugs                6.70%
Manufacturing                   13.99%
Metal/Copper                    3.45%
Oil/Gas                         10.37%
Retail                          3.50%
Steel                           3.41%
Telecommunication               12.46%

             Schedule of InvestmentsFRANTZEN GROWTH AND INCOME FUND
                            SCHEDULE OF INVESTMENTS
                          JANUARY 31, 2009 (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             95.71%

                CHEMICALS:                                                                                  1.29%
     110        Terra Nitrogen Company, L.P.                                                                               $ 13,473
                                                                                                                     --------------

                ELECTRIC:                                                                                  13.88%
     637        FPL Group, Inc.                                                                                              32,837
    1,788       Hawaiian Electric Industries, Inc.                                                                           38,764
     985        PGE Corp.                                                                                                    38,090
    1,058       Southern Company                                                                                             35,390
                                                                                                                     --------------
                                                                                                                            145,081
                                                                                                                     --------------

                ENERGY:                                                                                     8.53%
     328        Energy Transfer Partners, L.P.                                                                               11,457
     949        Integrys Energy Group, Inc.                                                                                  39,621
     985        Progress Energy, Inc.                                                                                        38,139
                                                                                                                     --------------
                                                                                                                             89,217
                                                                                                                     --------------

                ENTERTAINMENT:                                                                              1.50%
     692        Entertainment Properties Trust                                                                               15,674
                                                                                                                     --------------

                FINANCIALS:                                                                                16.63%
    2,065       Annaly Capital Management, Inc.                                                                              31,264
    2,335       Banco De Santander SA                                                                                        18,306
    1,569       Bank of Nova Scotia                                                                                          37,656
    1,459       BBT Corp.                                                                                                    28,874
    3,284       First Commonwealth Financial Corp.                                                                           31,494
    1,386       Wells Fargo  Co.                                                                                             26,195
                                                                                                                     --------------
                                                                                                                            173,789
                                                                                                                     --------------




   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                HEALTHCARE/DRUGS:                                                                           6.70%
    1,020       Eli Lilly  Company                                                                                         $ 37,556
    2,226       Pfizer, Inc.                                                                                                 32,455
                                                                                                                     --------------
                                                                                                                             70,011
                                                                                                                     --------------

                MANUFACTURING:                                                                             13.99%
    2,590       Altria Group, Inc.                                                                                           42,838
    2,371       Olin Corp.                                                                                                   33,313
     913        Philip Morris International, Inc.                                                                            33,918
     949        Reynolds American, Inc.                                                                                      36,233
                                                                                                                     --------------
                                                                                                                            146,302
                                                                                                                     --------------

                METAL/COPPER:                                                                               3.45%
    2,590       Southern Copper Corp.                                                                                        36,105
                                                                                                                     --------------

                OIL/GAS:                                                                                   10.37%
    1,351       Frontline Limited                                                                                            38,517
     401        Magellan Midstream Partners, L.P.                                                                            13,907
    3,721       Ship Finance International, Ltd.                                                                             42,271
     255        Sunoco Logistics Partners, L.P.                                                                              13,739
                                                                                                                     --------------
                                                                                                                            108,434
                                                                                                                     --------------

                RETAIL:                                                                                     3.50%
     631        McDonald's Corp.                                                                                             36,611
                                                                                                                     --------------

                STEEL:                                                                                      3.41%
     875        Nucor Corp.                                                                                                  35,691
                                                                                                                     --------------

                TELECOMMUNICATION:                                                                         12.46%
    1,788       Cellcom Israel, Ltd.                                                                                         37,870
    1,640       nTelos Holdings Corp.                                                                                        35,490
    1,422       Partner Communications Company, Ltd.                                                                         21,970
    1,168       Verizon Communications, Inc.                                                                                 34,887
                                                                                                                     --------------
                                                                                                                            130,217
                                                                                                                     --------------




   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                TOTAL INVESTMENTS:
                (Cost: $ 1,030,072)                                                                        95.71%       $ 1,000,605
                Other assets, net of liabilities                                                            4.29%            44,869
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%       $ 1,045,474

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).


See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $1,030,072) (Note 1)                                                         $ 1,000,605
  Cash                                                                                                                       58,590
  Dividends receivable                                                                                                        1,743
  Interest receivable                                                                                                             7
  Due from advisor (Note 2)                                                                                                   3,246
                                                                                                                     --------------
TOTAL ASSETS                                                                                                              1,064,191
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                           16,304
  Accrued 12b-1 fees                                                                                                            160
  Accrued custody fees                                                                                                          658
  Other accrued expenses                                                                                                      1,595
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                            18,717
                                                                                                                     --------------

NET ASSETS                                                                                                              $ 1,045,474
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 107,763 $0.01 par value shares of beneficial interest outstanding                       $ 1,077,422
  Accumulated net investment income (loss)                                                                                    1,167
  Accumulated net realized gain (loss) on investments                                                                       (3,648)
  Net unrealized appreciation (depreciation) of investments                                                                (29,467)
                                                                                                                     --------------
                                                                                                                        $ 1,045,474
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS A
($979,920 / 101,104 shares outstanding;)                                                                                     $ 9.69
                                                                                                                     ==============
MAXIMUM OFFERING PRICE PER SHARE ($9.69 X 100/94.25)                                                                        $ 10.28
                                                                                                                     ==============

CLASS C
($19,079 / 1,974 shares outstanding;)                                                                                        $ 9.66
                                                                                                                     ==============

CLASS I
($46,475 / 4,685 shares outstanding;)                                                                                        $ 9.92
                                                                                                                     ==============


See Notes to Financial Statements

FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD DECEMBER 22, 2008 THROUGH JANUARY 31, 2009* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (net of foreign tax withheld of $51)                                                                             $ 2,116
  Interest                                                                                                                       10
                                                                                                                     --------------
Total investment income                                                                                                       2,126
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                           558
  12b-1 fees, Class A (Note 2)                                                                                                  142
  12b-1 fees, Class C (Note 2)                                                                                                   18
  Recordkeeping and administrative services (Note 2)                                                                          4,718
  Accounting fees (Note 2)                                                                                                    2,246
  Custodian fees                                                                                                                658
  Transfer agent fees (Note 2)                                                                                                2,498
  Professional fees                                                                                                             376
  Filing and registration fees (Note 2)                                                                                         725
  Directors fees                                                                                                                772
  Compliance fees                                                                                                               644
  Shareholder servicing and reports (Note 2)                                                                                    658
  Other                                                                                                                         508
                                                                                                                     --------------
Total expenses                                                                                                               14,521
Management fee waivers (Note 2)                                                                                            (13,562)
                                                                                                                     --------------
Net expenses                                                                                                                    959
                                                                                                                     --------------
Net investment income (loss)                                                                                                  1,167
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                     (3,648)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                           (29,467)
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                     (33,115)
                                                                                                                     --------------

                                                                                                                         $ (31,948)
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============
* Commencement of operations was December 22, 2008.


See Notes to Financial Statements

FRANTZEN GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period December 22, 2008 through January 31, 2009* (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                              $ 1,167
  Net realized gain (loss) on investments                                                                                   (3,648)
  Change in net unrealized appreciation (depreciation) on investments                                                      (29,467)
                                                                                                                -------------------
  Increase (decrease) in net assets from operations                                                                        (31,948)
                                                                                                                -------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
Class A                                                                                                                   1,010,438
Class C                                                                                                                      20,000
Class I                                                                                                                      46,984
                                                                                                                -------------------
  Increase (decrease) in net assets from capital share transactions                                                       1,077,422
                                                                                                                -------------------

NET ASSETS
  Increase (decrease) during period                                                                                       1,045,474
  Beginning of period                                                                                                             -
                                                                                                                -------------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $1,167)                                            $ 1,045,474
                                                                                                                ===================
* Commencement of operations was December 22, 2008.


See Notes to Financial Statements


FRANTZEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A SHARES     CLASS C SHARES      CLASS I SHARES
                                                                            ----------------   ----------------    ----------------
                                                                            PERIOD DECEMBER     PERIOD DECEMBER     PERIOD DECEMBER
                                                                              29, 2008 TO         29, 2008 TO         22, 2008 TO
                                                                              JANUARY 31,         JANUARY 31,         JANUARY 31,
                                                                                 2009*               2009*               2009*
                                                                              (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
                                                                            ----------------   ----------------    ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 10.13             $ 10.13             $ 10.00
                                                                            ----------          ----------          ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                    0.02                0.01                0.02
  Net realized and unrealized gain (loss) on investments                        (0.46)              (0.48)              (0.10)
                                                                            ----------          ----------          ----------
                                                                                (0.44)              (0.47)              (0.08)
  TOTAL FROM INVESTMENT ACTIVITIES                                          ----------          ----------          ----------

NET ASSET VALUE, END OF PERIOD                                                  $ 9.69              $ 9.66              $ 9.92
                                                                            ==========          ==========          ==========

TOTAL RETURN                                                                   (4.34%)             (4.64%)             (0.80%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses, net(B)                                                               1.54%**             2.29%**             1.29%**
  Net investment income (loss)                                                   1.89%**             1.16%**             2.14%**
Portfolio turnover rate                                                          5.17%               5.17%               5.17%
Net assets, end of period (000's)                                                $ 980                $ 19                $ 46
*Commencement of operations was December 29, 2008 for Class A and Class
C and December 22, 2008 for Class I.
**Annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 21.90% for the period ended January 31, 2009.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

FRANTZEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2009 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Frantzen Growth and Income Fund (the "Fund") is a series of the World Funds Trust ("WFT") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established December 22, 2008 as a series of WFT. The Fund currently offers three classes of shares (Class A, Class C and Class I).

     The Fund seeks to achieve capital appreciation with a secondary emphasis on income. The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities of U.S. companies.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The following is a summary of the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                  $ 1,000,605
Level 2- Other Significant Observable Inputs                                                                                      -
Level 3- Significant Unobservable Inputs                                                                                          -
                                                                                                           ------------------------
Total                                                                                                                   $ 1,000,605
                                                                                                           ========================


     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on December 22, 2008. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period December 22, 2008 through January 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There are no reclassifications at January 31, 2009.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 0.90% of average daily net assets. CCM has entered into a sub-advisory agreement with Frantzen Capital Management, Inc. ("FCM"). CCM oversees FCM to ensure it complies with the investment policies and guidelines of the Fund, and monitors FCM's adherence to its investment style. In addition, the Advisor periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the Sub-Advisory Agreement, FCM is responsible for the day-to-day decision making with respect to the Fund's investment program. FCM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, FCM is entitled to receive a sub-advisory fee at an annual rate of 0.45%of the investment advisory fees received by CCM. FCM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the period ended January 31, 2009, CCM earned and waived $558 in advisory fees and reimbursed expenses of $9,758. As of January 31, 2009, $3,246 was due from the Advisor, which was paid in March, 2009.
     In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.54% of Class A, 2.29% of Class C and 1.29% of Class I shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2009 was $13,562 and expires in 2012.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund's Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class A average daily net assets and 1.00% per annum on the Fund's Class C average daily net assets. For the period ended January 31, 2009, there were $142 and $18 of 12b-1 fees incurred by Class A and Class C shares, respectively.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended January 31, 2009, FDCC received $3,222 in commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended January 31, 2009, there were no CDSC fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on average daily net assets. CSS earned $4,718 for its services for the period ended January 31, 2009.
     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $2,498 for its services for the period ended January 31, 2009.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $2,246 for its services for the period ended January 31, 2009.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended January 31, 2009, were $1,074,946 and $41,226, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended January 31, 2009, there were no distributions.



NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                           CLASS A SHARES                   CLASS C SHARES                  CLASS I SHARES
                                            PERIOD ENDED                     PERIOD ENDED                    PERIOD ENDED
                                         JANUARY 31, 2009*                JANUARY 31, 2009*                JANUARY 31, 2009*
                                            (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES           VALUE           SHARES           VALUE           SHARES           VALUE
                                   --------------  --------------   --------------  --------------   --------------  --------------

Shares sold                               101,104     $ 1,010,438            1,974        $ 20,000            4,685        $ 46,984
Shares reinvested                               -               -                -               -                -               -
Shares redeemed                                 -               -                -               -                -               -
                                   --------------  --------------   --------------  --------------   --------------  --------------
Net increase (decrease)                   101,104     $ 1,010,438            1,974        $ 20,000            4,685        $ 46,984
                                   ==============  ==============   ==============  ==============   ==============  ==============


     *Commencement of operations was December29, 2008 for Class A and Class C and December 22, 2008 forClass I.

FRANTZEN GROWTH AND INCOME FUND
WORLD FUNDS TRUST (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec. gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Trustees of the Trust (the "Board") held on October 1, 2008 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved: (i) an investment advisory agreement ("Advisory Agreement") between the Trust, on behalf of the Funds, and Commonwealth Capital Management, LLC ("CCM"), for its initial term; and
(ii) an investment sub-advisory agreement ("Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Agreements") between CCM and Frantzen Capital Management, Inc. ("Frantzen"), for its initial term.
Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Agreements for initial two-year terms. Each Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold each year a meeting to decide whether to renew each Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from CCM and Frantzen, including written materials provided by CCM and Frantzen regarding: (i) the nature, extent and quality of the services to be provided by CCM and Frantzen; and (ii) the costs of the services to be provided by CCM, as discussed in further detail below. The Trustees used this information, as well as other information that CCM, Frantzen and other service providers of the Funds may have submitted to the Board, to help them decide whether to approve each Agreement for an initial two-year term. In approving the Agreements, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by CCM and Frantzen

The Board reviewed the services to be provided to the Funds by CCM and Frantzen, including, but not limited to, making the day-to-day investment decisions for the Funds and generally managing each Fund's investments in accordance with the stated investment objective and policies of each Fund. The Board received information concerning the investment philosophy and investment process employed by

Frantzen in managing the Funds. Additionally, representatives from CCM and Frantzen joined the Meeting and provided the Board with a presentation regarding, among other things, CCM's and Frantzen's financial condition, profitability and ownership structure. The Board considered and discussed, among other things, CCM's and Frantzen's history and processes, as well as CCM's and Frantzen's operations, trading, administrative and compliance staff and resources. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by CCM and Frantzen.
Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Funds to CCM and the profitability of CCM. In reviewing the proposed advisory fees, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fees to be received by CCM were comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fees and the overall expense ratios of the Funds were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Funds' expected asset levels.

Although the Advisory Agreement does not provide for breakpoints in the advisory fees should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect each Fund's expected size, CCM's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that fee levels under the Advisory Agreement could be revisited if economies of scale materialized.
Other Considerations

The Board also determined that CCM has made a significant entrepreneurial commitment to the management and success of the Funds, reflected by CCM's expense limitation and fee waiver arrangements with the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that CCM's and Frantzen's fees are reasonable in light of the services that they will provide to the Funds; and (c) agreed to approve the Agreements for initial terms of two years.

INVESTMENT ADVISER:

Frantzen Capital Management, Inc.
Two Harbour Place
302 Knights Run Avenue, Suite 930
Tampa, Florida 33602

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Frantzen Growth and Income Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                        FRANTZEN GROWTH AND INCOME FUND

                       A series of The World Funds Trust
                         A "Series" Investment Company


     FOR THE PERIOD DECEMBER 22, 2008 THROUGH JANUARY 31, 2009 (UNAUDITED)

FRANTZEN LARGE CAP GROWTH FUND

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 22, 2008 and held for the period ended January 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                                                                               DECEMBER 22, 2008
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        THROUGH JANUARY 31,
CLASS I SHARES                                         DECEMBER 22, 2008            JANUARY 31, 2009                 2009


Actual                                                             $ 1,000.00                   $ 981.00                     $ 1.44
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,018.55                     $ 1.46


* - Expenses are equal to the Fund's annualized expense ratio of 1.29% for Class I shares multiplied by the average account value for the period, multiplied by 41 days in the most recent fiscal half year divided by 365 days in the current year.


                         FRANTZEN LARGE CAP GROWTH FUND
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                             AS OF JANUARY 31, 2009
                                  (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Aerospace                       3.10%
Computers/Software/Services     14.41%
Entertainment                   2.90%
Financials                      8.90%
Healthcare/Drugs                19.17%
Manufacturing                   15.63%
Oil/Gas                         7.37%
Retail                          12.01%
Self-Storage                    1.47%
Telecommunication               2.84%
Transportation                  5.33%
Waste Disposal                  3.18%

             Schedule of InvestmentsFRANTZEN LARGE CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          JANUARY 31, 2009 (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             95.50%

                AEROSPACE:                                                                                  3.10%
     18         Raytheon Company                                                                                              $ 911
                                                                                                                     --------------

                COMPUTERS/SOFWARE/SERVICES:                                                                14.41%
     33         Accenture Ltd. Class A                                                                                        1,041
      4         Apple, Inc.*                                                                                                    361
     24         Automatic Data Processing, Inc.                                                                                 872
     11         International Business Machines Corp.                                                                         1,008
     57         Oracle Corp.*                                                                                                   959
                                                                                                                     --------------
                                                                                                                              4,241
                                                                                                                     --------------

                ENTERTAINMENT:                                                                              2.90%
     39         The DIREC TV Group, Inc.*                                                                                       854
                                                                                                                     --------------

                FINANCIALS:                                                                                 8.09%
     77         Annaly Capital Management, Inc.                                                                               1,166
     17         Aon Corp.                                                                                                       630
     31         Wells Fargo  Co.                                                                                                586
                                                                                                                     --------------
                                                                                                                              2,382
                                                                                                                     --------------

                HEALTHCARE/DRUGS:                                                                          19.17%
     21         Abbott Laboratories                                                                                           1,164
     21         Baxter International, Inc.                                                                                    1,232
     15         C. R. Bard, Inc.                                                                                              1,284
     25         Express Scripts, Inc.*                                                                                        1,344
      9         Genzyme Corp.*                                                                                                  620
                                                                                                                     --------------
                                                                                                                              5,644
                                                                                                                     --------------

                MANUFACTURING:                                                                             15.63%
     15         General Mills, Inc.                                                                                             887
     21         ITT Corp.                                                                                                       951
     22         Nucor Corp.                                                                                                     897
     28         Philip Morris International, Inc.                                                                             1,040
     23         Thermo Fisher Scientific, Inc.*                                                                                 826
                                                                                                                     --------------
                                                                                                                              4,601
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                OIL/GAS:                                                                                    7.37%
     15         Praxair, Inc.                                                                                                 $ 934
     20         Southwestern Energy Company*                                                                                    633
     11         Transocean Ltd.*                                                                                                601
                                                                                                                     --------------
                                                                                                                              2,168
                                                                                                                     --------------

                RETAIL:                                                                                    12.01%
     24         McDonald's Corp.                                                                                              1,392
     45         The Kroger Co.                                                                                                1,013
     24         Wal-Mart Stores, Inc.                                                                                         1,131
                                                                                                                     --------------
                                                                                                                              3,536
                                                                                                                     --------------

                SELF-STORAGE:                                                                               1.47%
      7         Public Storage                                                                                                  433
                                                                                                                     --------------

                TELECOMMUNICATION:                                                                          2.84%
     28         Verizon Communications, Inc.                                                                                    836
                                                                                                                     --------------

                TRANSPORTATION:                                                                             5.33%
     30         CSX Corp.                                                                                                       869
     16         Union Pacific Corp.                                                                                             701
                                                                                                                     --------------
                                                                                                                              1,570
                                                                                                                     --------------

                WASTE DISPOSAL:                                                                             3.18%
     30         Waste Management                                                                                                936
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $ 28,580)                                                                           95.50%            28,112
                Other assets, net of liabilities                                                            4.50%             1,325
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%          $ 29,437

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).


See Notes to Financial Statements


FRANTZEN LARGE CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $ 28,580) (Note 1)                                                              $ 28,112
  Cash                                                                                                                          422
  Dividend and interest receivable                                                                                               54
  Due from advisor (Note 2)                                                                                                   2,939
  Prepaid expenses                                                                                                              233
                                                                                                                     --------------
TOTAL ASSETS                                                                                                                 31,760
                                                                                                                     --------------

LIABILITIES
  Accrued custody fees                                                                                                          899
  Other accrued expenses                                                                                                      1,424
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                             2,323
                                                                                                                     --------------

NET ASSETS                                                                                                                 $ 29,437
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 3,000 $0.01 par value shares of beneficial interest outstanding                            $ 30,000
  Accumulated net investment income (loss)                                                                                       65
  Accumulated net realized gain (loss) on investments                                                                         (468)
  Net unrealized appreciation (depreciation) of investments                                                                   (160)
                                                                                                                     --------------
                                                                                                                           $ 29,437
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS I
($29,437 / 3,000 shares outstanding;)                                                                                        $ 9.81
                                                                                                                     ==============


See Notes to Financial Statements

FRANTZEN LARGE CAP GROWTH FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD DECEMBER 22, 2008 THROUGH JANUARY 31, 2009* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend and interest                                                                                                       $ 107
                                                                                                                     --------------
Total investment income                                                                                                         107
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                            29
  Recordkeeping and administrative services (Note 2)                                                                          4,718
  Accounting fees (Note 2)                                                                                                    2,246
  Custodian fees                                                                                                                899
  Transfer agent fees (Note 2)                                                                                                3,033
  Directors fees                                                                                                                776
  Shareholder servicing and reports (Note 2)                                                                                  1,370
  Compliance fees                                                                                                               554
                                                                                                                     --------------
Total expenses                                                                                                               13,625
Fee waivers and reimbursed expenses (Note 2)                                                                               (13,583)
                                                                                                                     --------------
Net expenses                                                                                                                     42
                                                                                                                     --------------
Net investment income (loss)                                                                                                     65
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                       (160)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                              (468)
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                        (628)
                                                                                                                     --------------

                                                                                                                            $ (563)
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============
* Commencement of operations was December 22, 2008.


See Notes to Financial Statements

FRANTZEN LARGE CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period December 22, 2008 through January 31, 2009* (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                                 $ 65
  Net realized gain (loss) on investments                                                                                     (160)
  Change in net unrealized appreciation (depreciation) on investments                                                         (468)
                                                                                                                   ----------------
  Increase (decrease) in net assets from operations                                                                           (563)
                                                                                                                   ----------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
Class I                                                                                                                      30,000
                                                                                                                   ----------------
  Increase (decrease) in net assets from capital share transactions                                                          30,000
                                                                                                                   ----------------

NET ASSETS
  Increase (decrease) during period                                                                                          29,437
  Beginning of period                                                                                                             -
                                                                                                                   ----------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $65)                                                  $ 29,437
                                                                                                                   ================
* Commencement of operations was December 22, 2008.


See Notes to Financial Statements


FRANTZEN LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CLASS I SHARES
                                                                                                                   ----------------
                                                                                                                    PERIOD DECEMBER
                                                                                                                      22, 2008 TO
                                                                                                                      JANUARY 31,
                                                                                                                         2009*
                                                                                                                      (UNAUDITED)
                                                                                                                   ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $ 10.00
                                                                                                                    ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                            0.02
  Net realized and unrealized gain (loss) on investments                                                                (0.21)
                                                                                                                    ----------
                                                                                                                        (0.19)
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                  ----------

NET ASSET VALUE, END OF PERIOD                                                                                          $ 9.81
                                                                                                                    ==========

TOTAL RETURN                                                                                                           (1.90%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses, net(B)                                                                                                       1.29%**
  Net investment income (loss)                                                                                           1.98%**
Portfolio turnover rate                                                                                                  6.97%
Net assets, end of period (000's)                                                                                         $ 29
*Commencement of operations was December 22, 2008.
**Annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 413.44% for the period ended January 31, 2009.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

FRANTZEN LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2009 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Frantzen Large Cap Growth Fund (the "Fund") is a series of the World Funds Trust ("WFT") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established December 22, 2008 as a series of WFT. The Fund currently offers Class I shares.

     The Fund seeks to achieve capital appreciation by investing in a diversified portfolio consisting primarily of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations equal to or greater than $5 billion ("large-cap companies") at the time of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 22, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments.)

     The following is a summary of the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                     $ 28,112
Level 2- Other Significant Observable Inputs                                                                                      -
Level 3- Significant Unobservable Inputs                                                                                          -
                                                                                                           ------------------------
Total                                                                                                                      $ 28,112
                                                                                                           ========================


     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on December 22, 2008. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period December 22, 2008 through January 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 0.90% on average daily net assets. CCM has entered into a sub-advisory agreement with Frantzen Capital Management, Inc. ("FCM"). CCM oversees FCM to ensure it complies with the investment policies and guidelines of the Fund, and monitors FCM's adherence to its investment style. In addition, the Advisor periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the Sub-Advisory Agreement, FCM is responsible for the day-to-day decision making with respect to the Fund's investment program. FCM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, FCM is entitled to receive a sub-advisory fee at an annual rate of 0.45% of the investment advisory fees received by CCM. FCM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the period ended January 31, 2009, CCM earned and waived $29 in advisory fees and reimbursed expenses of $13,554. As of January 31, 2009, $2,939 was due from the Advisor, which was paid in March 2009.

     In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.29% of Class I shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2009 was $13,583 and expires in 2012.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended January 31, 2009, FDCC received no commissions from the sale of Fund shares.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset based fee based on the Fund's average daily net assets. CSS earned $4,718 for its services for the period ended January 31, 2009.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $3,033 for its services for the period ended January 31, 2009.
     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $2,246 for its services for the period ended January 31, 2009.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended January 31, 2009, were $30,765 and $2,025, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended January 31, 2009, there were no distributions.

NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                                                            CLASS I SHARES
                                                                                                             PERIOD ENDED
                                                                                                          JANUARY, 31, 2009*
                                                                                                              (UNAUDITED)
                                                                                                    -------------------------------
                                                                                                             SHARES           VALUE
                                                                                                     --------------  --------------

Shares sold                                                                                                   3,000        $ 30,000
                                                                                                     --------------  --------------
Net increase (decrease)                                                                                       3,000        $ 30,000
                                                                                                     ==============  ==============


     * Commencement of operations wasDecember 22, 2008.

FRANTZEN LARGE CAP GROWTH FUND
WORLD FUNDS TRUST (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Trustees of the Trust (the "Board") held on October 1, 2008 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved: (i) an investment advisory agreement ("Advisory Agreement") between the Trust, on behalf of the Funds, and Commonwealth Capital Management, LLC ("CCM"), for its initial term; and
(ii) an investment sub-advisory agreement ("Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Agreements") between CCM and Frantzen Capital Management, Inc. ("Frantzen"), for its initial term.
Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Agreements for initial two-year terms. Each Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold each year a meeting to decide whether to renew each Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from CCM and Frantzen, including written materials provided by CCM and Frantzen regarding: (i) the nature, extent and quality of the services to be provided by CCM and Frantzen; and (ii) the costs of the services to be provided by CCM, as discussed in further detail below. The Trustees used this information, as well as other information that CCM, Frantzen and other service providers of the Funds may have submitted to the Board, to help them decide whether to approve each Agreement for an initial two-year term. In approving the Agreements, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by CCM and Frantzen

The Board reviewed the services to be provided to the Funds by CCM and Frantzen, including, but not limited to, making the day-to-day investment decisions for the Funds and generally managing each Fund's investments in accordance with the stated investment objective and policies of each Fund. The Board received information concerning the investment philosophy and investment process employed by

Frantzen in managing the Funds. Additionally, representatives from CCM and Frantzen joined the Meeting and provided the Board with a presentation regarding, among other things, CCM's and Frantzen's financial condition, profitability and ownership structure. The Board considered and discussed, among other things, CCM's and Frantzen's history and processes, as well as CCM's and Frantzen's operations, trading, administrative and compliance staff and resources. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by CCM and Frantzen.
Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Funds to CCM and the profitability of CCM. In reviewing the proposed advisory fees, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fees to be received by CCM were comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fees and the overall expense ratios of the Funds were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Funds' expected asset levels.

Although the Advisory Agreement does not provide for breakpoints in the advisory fees should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect each Fund's expected size, CCM's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that fee levels under the Advisory Agreement could be revisited if economies of scale materialized.
Other Considerations

The Board also determined that CCM has made a significant entrepreneurial commitment to the management and success of the Funds, reflected by CCM's expense limitation and fee waiver arrangements with the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that CCM's and Frantzen's fees are reasonable in light of the services that they will provide to the Funds; and (c) agreed to approve the Agreements for initial terms of two years.

INVESTMENT ADVISER:

Frantzen Capital Management, Inc.
Two Harbour Place
302 Knights Run Avenue, Suite 930
Tampa, Florida 33602

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Frantzen Large Cap Growth Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                         FRANTZEN LARGE CAP GROWTH FUND

                       A series of The World Funds Trust
                         A "Series" Investment Company


     FOR THE PERIOD DECEMBER 22, 2008 THROUGH JANUARY 31, 2009 (UNAUDITED)

FRANTZEN SMALL CAP GROWTH FUND

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 22, 2008 and held for the period ended January 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                                                                               JANUARY 22, 2009
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        THROUGH JANUARY 31,
CLASS A SHARES                                          JANUARY 22, 2009            JANUARY 31, 2009                 2009


Actual                                                             $ 1,000.00                   $ 988.79                     $ 0.43
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,016.30                     $ 0.43



                                                                                                             EXPENSES PAID DURING
                                                                                                                    PERIOD*
                                                                                                               DECEMBER 22, 2008
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        THROUGH JANUARY 31,
CLASS I SHARES                                         DECEMBER 22, 2008            JANUARY 31, 2009                 2009


Actual                                                             $ 1,000.00                   $ 966.00                     $ 1.65
Hypothetical (5% return before expenses)                           $ 1,000.00                 $ 1,017.55                     $ 1.69


* Expenses are equal to the Fund's annualized expense ratio of 1.74% for Class A and 1.49% for Class I multiplied by the average account value for the period, multiplied by the number of days in the most recent fiscal half year (9 days for Class A and 41 days for Class I) divided by 365 days in the current year.


                         FRANTZEN SMALL CAP GROWTH FUND
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                             AS OF JANUARY 31, 2009
                                  (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Commercial Services                     1.03%
Computers/Software/Services             8.58%
Electric                                6.14%
Engineering                             12.36%
Financials                              6.29%
Food                                    5.07%
Healthcare/Drugs                        15.86%
Manufacturing                           9.16%
Retail                                  8.68%
Steel                                   5.41%
Telecommunication                       6.81%
Waste Disposal                          6.54%
Water Utilities                         3.76%

             Schedule of InvestmentsFRANTZEN SMALL CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          JANUARY 31, 2009 (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             95.69%

                COMMERCIAL SERVICES:                                                                        1.03%
     65         Chemed Corp.                                                                                                $ 2,609
                                                                                                                     --------------

                COMPUTERS/SOFTWARE/SERVICES:                                                                8.58%
     170        ManTech International Corp. *                                                                                 9,117
     360        Open Text Corp. *                                                                                            12,611
                                                                                                                     --------------
                                                                                                                             21,728
                                                                                                                     --------------

                ELECTRIC:                                                                                   6.14%
     336        Hawaiian Electric Industries, Inc.                                                                            7,284
     197        ITC Holdings Corp.                                                                                            8,270
                                                                                                                     --------------
                                                                                                                             15,554
                                                                                                                     --------------

                ENGINEERING:                                                                               12.36%
     250        Fuel Systems Solutions, Inc. *                                                                                6,535
     283        Shaw Group, Inc. *                                                                                            7,867
     270        Stanley, Inc. *                                                                                               8,170
     375        Tetra Tech, Inc. *                                                                                            8,711
                                                                                                                     --------------
                                                                                                                             31,283
                                                                                                                     --------------

                FINANCIALS:                                                                                 6.29%
     706        First Commonwealth Financial Corp.                                                                            6,771
     507        Knight Capital Group, Inc. "A"*                                                                               9,141
                                                                                                                     --------------
                                                                                                                             15,912
                                                                                                                     --------------

                FOOD:                                                                                       5.07%
     172        Nash Finch Company *                                                                                          7,509
     202        TreeHouse Foods, Inc.                                                                                         5,331
                                                                                                                     --------------
                                                                                                                             12,840
                                                                                                                     --------------

                HEALTHCARE/DRUGS:                                                                          15.86%
     169        Amedisys, Inc. *                                                                                              6,968
     352        Catalyst Health Solutions, Inc. *                                                                             7,751
     263        Emergency Medical Services Corp. "A"*                                                                         8,816



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                HEALTHCARE/DRUGS (continued):
     266        Genoptix, Inc. *                                                                                            $ 9,017
     299        Gentiva Health Services, Inc. *                                                                               7,559
                                                                                                                     --------------
                                                                                                                             40,111
                                                                                                                     --------------

                MANUFACTURING:                                                                              9.16%
     235        Rock-Tenn Company - Class A                                                                                   7,324
     416        Sensient Technologies Corp.                                                                                   8,944
     336        Woodward Governor Company                                                                                     6,912
                                                                                                                     --------------
                                                                                                                             23,180
                                                                                                                     --------------

                RETAIL:                                                                                     8.68%
     351        EZCorp, Inc. Class A *                                                                                        4,763
     169        PetMed Express, Inc. *                                                                                        2,440
     311        PriceSmart, Inc.                                                                                              5,069
     231        The Buckle, Inc.                                                                                              4,886
     143        Tractor Supply Company *                                                                                      4,821
                                                                                                                     --------------
                                                                                                                             21,979
                                                                                                                     --------------

                STEEL:                                                                                      5.41%
     165        Northwest Pipe Company *                                                                                      5,818
     194        Valmont Industries                                                                                            7,873
                                                                                                                     --------------
                                                                                                                             13,691
                                                                                                                     --------------

                TELECOMMUNICATION:                                                                          6.81%
     816        Mastec, Inc. *                                                                                                8,674
     396        nTelos Holdings Corp.                                                                                         8,569
                                                                                                                     --------------
                                                                                                                             17,243
                                                                                                                     --------------

                WASTE DISPOSAL:                                                                             6.54%
     178        Clean Harbors, Inc. *                                                                                         9,525
     242        Waste Connections, Inc. *                                                                                     7,023
                                                                                                                     --------------
                                                                                                                             16,548
                                                                                                                     --------------

                WATER UTILITIES:                                                                            3.76%
     219        California Water Service Group                                                                                9,527
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                TOTAL INVESTMENTS:
                (Cost: $ 247,007)                                                                          95.69%         $ 242,205
                Other assets, net of liabilities                                                            4.31%            10,918
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%         $ 253,123

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet).


See Notes to Financial Statements


FRANTZEN SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $ 247,007) (Note 1)                                                            $ 242,205
  Cash                                                                                                                       85,813
  Receivable for securities sold                                                                                             12,845
  Receivable for cap stock sold                                                                                               2,828
  Due from administrator (Note 2)                                                                                             3,261
  Prepaid expenses                                                                                                              733
                                                                                                                     --------------
TOTAL ASSETS                                                                                                                347,685
                                                                                                                     --------------

LIABILITIES
  Payable for securities purchased                                                                                           91,370
  Accrued 12b-1 fees                                                                                                              7
  Accrued custody fees                                                                                                          899
  Other accrued expenses                                                                                                      2,286
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                            94,562
                                                                                                                     --------------

NET ASSETS                                                                                                                $ 253,123
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 26,107 $0.01 par value shares of beneficial interest outstanding                          $ 258,971
  Accumulated net investment income (loss)                                                                                     (93)
  Accumulated net realized gain (loss) on investments                                                                         (953)
  Net unrealized appreciation (depreciation) of investments                                                                 (4,802)
                                                                                                                     --------------
                                                                                                                          $ 253,123
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
CLASS A
($211,772 / 21,828 shares outstanding;)                                                                                      $ 9.70
                                                                                                                     ==============
MAXIMUM OFFERING PRICE PER SHARE ($9.70 X 100/94.25)                                                                        $ 10.29
                                                                                                                     ==============

CLASS I
($41,351 / 4,279 shares outstanding;)                                                                                        $ 9.66
                                                                                                                     ==============


See Notes to Financial Statements

FRANTZEN SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD DECEMBER 22, 2008 THROUGH JANUARY 31, 2009* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                     $ 24
                                                                                                                     --------------
Total investment income                                                                                                          24
                                                                                                                     --------------

EXPENSES
  Investment management fees (Note 2)                                                                                            81
  12b-1 fees, Class A (Note 2)                                                                                                    7
  Recordkeeping and administrative services (Note 2)                                                                          4,718
  Accounting fees (Note 2)                                                                                                    2,246
  Custodian fees                                                                                                                899
  Transfer agent fees (Note 2)                                                                                                3,033
  Directors fees                                                                                                                776
  Shareholder servicing and reports (Note 2)                                                                                  1,370
  Other                                                                                                                         934
                                                                                                                     --------------
Total expenses                                                                                                               14,064
Fee waivers and reimbursed expenses (Note 2)                                                                               (13,947)
                                                                                                                     --------------
Net expenses                                                                                                                    117
                                                                                                                     --------------
Net investment income (loss)                                                                                                   (93)
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                       (953)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                            (4,802)
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                      (5,755)
                                                                                                                     --------------

                                                                                                                          $ (5,848)
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                  ==============
* Commencement of operations was December 22, 2008.


See Notes to Financial Statements

FRANTZEN SMALL CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period December 22, 2008 through January 31, 2009*(unaudited)
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                               $ (93)
  Net realized gain (loss) on investments                                                                                     (953)
  Change in net unrealized appreciation (depreciation) on investments                                                       (4,802)
                                                                                                                  -----------------
  Increase (decrease) in net assets from operations                                                                         (5,848)
                                                                                                                  -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold
Class A                                                                                                                     216,210
Class I                                                                                                                      42,761
                                                                                                                  -----------------
  Increase (decrease) in net assets from capital share transactions                                                         258,971
                                                                                                                  -----------------

NET ASSETS
  Increase (decrease) during period                                                                                         253,123
  Beginning of period                                                                                                             -
                                                                                                                  -----------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF $(93))                                               $ 253,123
                                                                                                                  =================
* Commencement of operations was December 22, 2008.


See Notes to Financial Statements


FRANTZEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                CLASS A SHARES      CLASS I SHARES
                                                                                               ----------------    ----------------
                                                                                                PERIOD JANUARY      PERIOD DECEMBER
                                                                                                   22, 2009            22, 2008
                                                                                                TO JANUARY 31,      TO JANUARY 31,
                                                                                                     2009*               2009*
                                                                                                  (UNAUDITED)         (UNAUDITED)
                                                                                               ----------------    ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                $ 9.81             $ 10.00
                                                                                                ----------          ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                      (0.00)              (0.01)
  Net realized and unrealized gain (loss) on investments                                            (0.11)              (0.33)
                                                                                                ----------          ----------
                                                                                                    (0.11)              (0.34)
  TOTAL FROM INVESTMENT ACTIVITIES                                                              ----------          ----------

NET ASSET VALUE, END OF PERIOD                                                                      $ 9.70              $ 9.66
                                                                                                ==========          ==========

TOTAL RETURN                                                                                       (1.12%)             (3.40%)
Ratios/Supplemental Data
Ratio to average net assets(A)
  Expenses, net(B)                                                                                   1.74%**             1.49%**
  Net investment income (loss)                                                                     (1.40%)**           (1.17%)**
Portfolio turnover rate                                                                             14.59%              14.59%
Net assets, end of period (000's)                                                                    $ 212                $ 41
*Commencement of operations was January 22, 2009 for Class A and December 22, 2008 for
Class I.
**Annualized
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 189.30% for the period ended January 31, 2009.
(B)Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

FRANTZEN SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2009 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Frantzen Small Cap Growth Fund (the "Fund") is a series of the World Funds Trust ("WFT") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established December 21, 2008 as a series of WFT. The Fund currently offers two classes of shares: Class A and Class I.

     The Fund seeks to achieve capital appreciation by investing primarily in a diversified portfolio consisting of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies with market capitalizations between $250 million and $2.5 billion ("small-cap companies") at the time of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The following is a summary of the inputs used to value the Fund's investments as of January 31, 2009:

Valuation Inputs                                                                                           Investment in Securities
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                    $ 242,205
Level 2- Other Significant Observable Inputs                                                                                      -
Level 3- Significant Unobservable Inputs                                                                                          -
                                                                                                           ------------------------
Total                                                                                                                     $ 242,205
                                                                                                           ========================


     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting SFAS 161 will have on the financial statement disclosures.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on December 22, 2008. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period December 22, 2008 through January 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There are no reclassifications at January 31, 2009.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.10% of average daily net assets. CCM has entered into a sub-advisory agreement with Frantzen Capital Management, Inc. ("FCM"). CCM oversees FCM to ensure it complies with the investment policies and guidelines of the Fund, and monitors FCM's adherence to its investment style. In addition, the Advisor periodically assesses the Fund's investment policies and recommends changes regarding the Fund's policies to the Board where appropriate. Pursuant to the Sub-Advisory Agreement, FCM is responsible for the day-to-day decision making with respect to the Fund's investment program. FCM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, FCM is entitled to receive a sub-advisory fee at an annual rate of 0.55%of the investment advisory fees received by CCM. FCM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the period ended January 31, 2009, CCM earned and waived $81 in advisory fees and reimbursed expenses of $13,453. As of January 31, 2009, $3,262 was due from the Advisor, which was paid in March, 2009.
     In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until July 31, 2010 so that the ratio of total annual operating expenses is limited to 1.74% of Class A and 1.49% of Class I shares' average net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of January 31, 2009 was $13,946 and expires in 2012.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's Class A average daily net assets. For the period ended January 31, 2009, there were $7 of 12b-1 fees incurred by Class A shares.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended January 31, 2009, FDCC received no commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended January 31, 2009, there were no CDSC fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund's average daily net assets. CSS earned $4,718 for its services for the period ended January 31, 2009.
     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned $3,033 for its services for the period ended January 31, 2009.

     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $2,246 for its services for the period ended January 31, 2009.

     Certain officers and/or an interested director of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the period ended January 31, 2009, were $268,314 and $20,354, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended January 31, 2009, there were no distributions.

NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                                                            CLASS A SHARES                  CLASS I SHARES
                                                                             PERIOD ENDED                    PERIOD ENDED
                                                                     JANUARY 31, 2009*(UNAUDITED)    JANUARY 31, 2009* (UNAUDITED)
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                 21,828       $ 216,210            4,279        $ 42,761
Shares reinvested                                                                -               -                -               -
Shares redeemed                                                                  -               -                -               -
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                     21,828       $ 216,210            4,279        $ 42,761
                                                                    ==============  ==============   ==============  ==============


     *Commencement of operations was January 22, 2009 for Class A and December 22, 2008 for Class I.

FRANTZEN SMALL CAP GROWTH FUND
WORLD FUNDS TRUST (THE "COMPANY")
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec. gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Trustees of the Trust (the "Board") held on October 1, 2008 (the "Meeting"), the Board, including those trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously approved: (i) an investment advisory agreement ("Advisory Agreement") between the Trust, on behalf of the Funds, and Commonwealth Capital Management, LLC ("CCM"), for its initial term; and
(ii) an investment sub-advisory agreement ("Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Agreements") between CCM and Frantzen Capital Management, Inc. ("Frantzen"), for its initial term.
Pursuant to Section 15(c) of the 1940 Act, the Board considered the approval of the Agreements for initial two-year terms. Each Agreement, after the initial two-year term, must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. After the initial two-year term, the Board will call and hold each year a meeting to decide whether to renew each Agreement for an additional one-year term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from CCM and Frantzen, including written materials provided by CCM and Frantzen regarding: (i) the nature, extent and quality of the services to be provided by CCM and Frantzen; and (ii) the costs of the services to be provided by CCM, as discussed in further detail below. The Trustees used this information, as well as other information that CCM, Frantzen and other service providers of the Funds may have submitted to the Board, to help them decide whether to approve each Agreement for an initial two-year term. In approving the Agreements, the Board considered many factors, including the following:

Nature, Extent and Quality of Services Provided by CCM and Frantzen

The Board reviewed the services to be provided to the Funds by CCM and Frantzen, including, but not limited to, making the day-to-day investment decisions for the Funds and generally managing each Fund's investments in accordance with the stated investment objective and policies of each Fund. The Board received information concerning the investment philosophy and investment process employed by

Frantzen in managing the Funds. Additionally, representatives from CCM and Frantzen joined the Meeting and provided the Board with a presentation regarding, among other things, CCM's and Frantzen's financial condition, profitability and ownership structure. The Board considered and discussed, among other things, CCM's and Frantzen's history and processes, as well as CCM's and Frantzen's operations, trading, administrative and compliance staff and resources. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by CCM and Frantzen.
Cost of Services Provided and Economies of Scale

Next, the Board considered the level of advisory fees to be paid by the Funds to CCM and the profitability of CCM. In reviewing the proposed advisory fees, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fees to be received by CCM were comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fees and the overall expense ratios of the Funds were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Funds' expected asset levels.

Although the Advisory Agreement does not provide for breakpoints in the advisory fees should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect each Fund's expected size, CCM's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that fee levels under the Advisory Agreement could be revisited if economies of scale materialized.
Other Considerations

The Board also determined that CCM has made a significant entrepreneurial commitment to the management and success of the Funds, reflected by CCM's expense limitation and fee waiver arrangements with the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that CCM's and Frantzen's fees are reasonable in light of the services that they will provide to the Funds; and (c) agreed to approve the Agreements for initial terms of two years.

INVESTMENT ADVISER:

Frantzen Capital Management, Inc.
Two Harbour Place
302 Knights Run Avenue, Suite 930
Tampa, Florida 33602

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Frantzen Small Cap Growth Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                         FRANTZEN SMALL CAP GROWTH FUND

                       A series of The World Funds Trust
                         A "Series" Investment Company


     FOR THE PERIOD DECEMBER 22, 2008 THROUGH JANUARY 31, 2009 (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): World Funds Trust

By:   /s/ Franklin A. Trice, III
      ---------------------
      Franklin A. Trice, III
      Principal Executive Officer

Date: April 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: April 13, 2009